Share option scheme and Restricted Stock Units - Outstanding share options (Details)	Jan. 31, 2018 GBP (£) shares	Jan. 31, 2017 GBP (£) shares	Jan. 31, 2016 GBP (£) shares
Share Options
Number of shares (in shares)	8,577,236	7,383,401	7,006,306
RSU's
Exercise price (in Pounds per share) | £	£ 0.01	£ 0.00	£ 0.00
Number of shares (in shares)	275,877	0	0
Approved EMI scheme
Share Options
Number of shares (in shares)	1,085,356
Unapproved scheme
Share Options
Number of shares (in shares)	7,491,880
April 7, 2011 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.65
Number of shares (in shares)	5,873
April 7, 2011 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.65
Number of shares (in shares)	13,981
May 10, 2012 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.60
Number of shares (in shares)	150,046
December 24, 2012 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.85
Number of shares (in shares)	21,500
December 18, 2013 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.20
Number of shares (in shares)	76,364
January 31, 2013 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.20
Number of shares (in shares)	72,973
June 23, 2014 | Unapproved scheme
Share Options
Number of shares (in shares)	400,000
July 15, 2014 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.26
Number of shares (in shares)	249,621
January 21, 2015 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.23
Number of shares (in shares)	25,000
January 21, 2015 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.23
Number of shares (in shares)	75,000
June 16, 2015 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.43
Number of shares (in shares)	2,252,333
October 15, 2015 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.31
Number of shares (in shares)	50,000
June 23, 2016 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.05
Number of shares (in shares)	560,343
June 27, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.80
Number of shares (in shares)	34,711
July 18, 2017 | Unapproved scheme
RSU's
Exercise price (in Pounds per share) | £	£ 0.01
Number of shares (in shares)	136,991
October 24, 2017 | Unapproved scheme
RSU's
Exercise price (in Pounds per share) | £	£ 0.01
Number of shares (in shares)	138,886
Tranche one | June 23, 2014 | Unapproved scheme
Share Options
Number of shares (in shares)	16,667
Tranche one | July 15, 2014 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.26
Number of shares (in shares)	847,500
Tranche one | June 23, 2016 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.01
Number of shares (in shares)	110,576
Tranche one | April 11, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.85
Number of shares (in shares)	150,436
Tranche one | July 18, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.83
Number of shares (in shares)	533,629
Tranche one | October 24, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.80
Number of shares (in shares)	481,975
Tranche two | June 23, 2014 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.48
Number of shares (in shares)	400,000
Tranche two | July 15, 2014 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.80
Number of shares (in shares)	100,000
Tranche two | June 23, 2016 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.05
Number of shares (in shares)	250,000
Tranche two | April 11, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.85
Number of shares (in shares)	324,324
Tranche two | July 18, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.83
Number of shares (in shares)	367,924
Tranche two | October 24, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.80
Number of shares (in shares)	297,271
Tranche three | June 23, 2016 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.05
Number of shares (in shares)	363,092
Tranche three | April 11, 2017 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £	£ 1.85
Number of shares (in shares)	762,764